INVESTMENT SECURITIES - Balances of investment securities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 303,076,129	$ 259,515,428
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(11,419,302)	(8,557,039)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,160,846	11,996,398
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	258,433,837	224,581,946
Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,381,009	9,282,734
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(11,255,423)	(8,472,997)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(96,486)	(34,080)
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Investment securities
Disclosure of financial assets [line items]
Financial assets	36,061,764	26,000,311
Investment securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	36,068,959	26,001,048
Investment securities | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(7,195)	(737)
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Investment securities at fair value
Disclosure of financial assets [line items]
Financial assets	30,488,831	22,947,186
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,334,862	29,346,069
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(7,195)	(737)	$ (71)
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(96,486)	(34,080)	$ (99,017)
Debt securities | Investment securities | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,580,128	3,053,862
Debt securities | Investment securities at amortized cost | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(7,195)	(737)
Debt securities | Investment securities at fair value | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets	7,385	10,102
Debt securities | Investment securities at fair value | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	28,966,356	21,608,992
Equity investments | Investment securities | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,515,090	1,328,092
Equity investments | Investment securities at fair value | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,515,090	$ 1,328,092